Goodwill And Intangible Assets (Schedule Of Intangible Assets Including Estimates Of Assets Acquired) (Details) (USD $) In Millions	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Gross carrying value	$ 298	$ 280	$ 177
Accumulated amortization	125	103	79
Net carrying value	173	177	98
Indefinite-lived intangible assets	23	34	7
Gross carrying value	321	314	184
Net carrying value	196	211	105
Customer Relationships [Member]
Gross carrying value	127	121	117
Accumulated amortization	76	65	47
Net carrying value	51	56	70
Software And Technology [Member]
Gross carrying value	169	157	58
Accumulated amortization	48	37	31
Net carrying value	121	120	27
Other [Member]
Gross carrying value	2	2	2
Accumulated amortization	1	1	1
Net carrying value	1	1	1
In-Process Research And Development [Member]
Indefinite-lived intangible assets	19	30	3
Trade Names [Member]
Indefinite-lived intangible assets	$ 4	$ 4	$ 4